Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2014
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000934563
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2014
Prospectus Date	rr_ProspectusDate	Nov. 01, 2014